RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

2021 Placement

In February 2021, the Company’s chief executive officer and an existing investor, who is represented by a member of the Company’s board of directors, purchased $100,000 and $1,000,000, aggregate principal amount of the Original Notes, respectively. Effective April 30, 2021, the Related Party Holders entered into Revocation Agreements with the Company pursuant to which their collective $1,100,000 aggregate principal amount of Original Notes and accrued interest of $50,091 were replaced with Notes. At June 30, 2021, the investor and executive officer held Notes in an aggregate principal amount of $1,026,630 and $102,663, respectively, with $20,589 and $2,059 of interest payable thereon.

In May 2021, a member of the Board purchased $200,000 aggregate principal amount of Notes. At June 30, 2021, approximately $4,000 of interest was payable by the Company thereon.

NOTE 11 – RELATED PARTY TRANSACTIONS

Consulting Services

During the year ended March 31, 2020, the Company entered into consulting agreements with a member of its board of directors. Under the consulting agreements, during the year ended March 31, 2020, the Company paid the director consulting fees of $140,625 in cash, and the director was granted stock options with a fair value of $76,875. The options were for a total of 47,062 shares of common stock, were fully vested on the grant dates and have terms of 10 years.  The most recent consulting agreement, which was entered into between the Company and the director in September 2019, was terminated in March 2020. At March 31, 2020, the Company had an outstanding payable to the director of $5,585, which was included in accounts payable in the consolidated balance sheet. The Company paid the $5,585 to the director during fiscal 2021.

2021 Placement

The Company’s chief executive officer and an existing investor, which is represented by a member of the Company’s board of directors, purchased $100,000 and $1,000,000, respectively, aggregate principal amount of the Notes (the Related Party Notes) in the 2021 Placement. As of March 31, 2021, $1,677 and $16,767 of interest was payable by the Company on the Related Party Notes to its chief executive officer and to the investor, respectively.